Goodwill and Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Activity	Goodwill activity was as follows:

(in millions)	Total
Balance as of December 29, 2018	$1,018
Additions	—

Balance as of December 28, 2019	$1,018
Additions	—

Balance as of December 26, 2020	$1,018

Schedule of Intangible Assets, Net

	December 26, 2020			June 26, 2021
(in millions)	Gross Assets	Accumulated Amortization	Net	Gross Assets	Accumulated Amortization	Net
Intangible assets subject to amortization:
Customer relationships and other	$758	$(556)	$202	$758	$(605)	$153
Acquired and developed technology	517	(401)	116	517	(450)	67

Total intangible assets subject to amortization	1,275	(957)	318	1,275	(1,055)	220
Intangible assets not subject to amortization:
Brand	411	—	411	411	—	411

Total intangible assets not subject to amortization	411	—	411	411	—	411

Total intangible assets	$1,686	$(957)	$729	$1,686	$(1,055)	$631

	December 28, 2019			December 26, 2020
(in millions)	Gross Assets	Accumulated Amortization	Net	Gross Assets	Accumulated Amortization	Net
Intangible assets subject to amortization:
Customer relationships and other	$758	$(413)	$345	$758	$(556)	$202
Acquired and developed technology	517	(293)	224	517	(401)	116

Total intangible assets subject to amortization	1,275	(706)	569	1,275	(957)	318
Intangible assets not subject to amortization:
Brand	411	—	411	411	—	411

Total intangible assets not subject to amortization	411	—	411	411	—	411

Total intangible assets	$1,686	$(706)	$980	$1,686	$(957)	$729

Schedule of Amortization Expense For Purchased and Developed Intangible Assets
Amortization expense for purchased and developed intangible assets is as follows:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021	Statements of Operations Classification
Customer relationships and other	$36	$13	$49	$72	Amortization of intangibles
Acquired and developed technology	27	22	49	54	Cost of sales

Total	$63	$35	$98	$126

Amortization expense for purchased and developed intangible assets is as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020	Statements of Operations Classification
Customer relationships and other	$153	$146	$143	Amortization of intangibles
Acquired and developed technology	107	107	108	Cost of sales

Total	$260	$253	$251

Schedule of Future Amortization Expense
Based on identified intangible assets that are subject to amortization as of June 26, 2021, we expect future amortization expense to be as follows:

(in millions)	Total
Remainder of 2021	$72
2022	76
2023	28
2024	20
2025	19
Thereafter	5

Total	$220

Based on identified intangible assets that are subject to amortization as of December 26, 2020, we expect future amortization expense to be as follows:

(in millions)	Total
2021	$170
2022	76
2023	28
2024	20
2025	19
Thereafter	5

Total	$318